Summary of Other Liabilities (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of financial liabilities [abstract]
Accounts payable, accrued expenses, and other items	$ 8,408	$ 5,040
Accrued interest	4,421	1,870
Accrued salaries and employee benefits	4,993	4,100
Cheques and other items in transit	2,241	2,116
Current income tax payable	162	151
Deferred tax liabilities	204	236
Defined benefit liability (Note 23)	1,244	1,286
Lease liabilities	5,050	5,313
Liabilities related to structured entities	17,520	12,120
Provisions (Note 26)	3,421	1,320
Total	$ 47,664	$ 33,552